                               ING INVESTORS TRUST
             ING Legg Mason Partners All Cap Portfolio ("Portfolio")

                        Supplement dated December 1, 2006
        to the Adviser Class Prospectus, Institutional Class Prospectus,
             Service Class Prospectus and Service 2 Class Prospectus
            (each a "Prospectus" and collectively the "Prospectuses")
                            each dated April 28, 2006

On November 9, 2006 the Trustees of ING Investors Trust approved the transfer of sub-advisory responsibilities ("Transfer"), effective December 1, 2006, from Salomon Brothers Asset Management Inc ("SaBAM") a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge Advisors, LLC ("ClearBridge"), also a wholly-owned subsidiary of Legg Mason, Inc.

Effective December 1, 2006 ClearBridge began managing the Portfolio pursuant to an assumption agreement. As a result of the Transfer under the assumption agreement between ClearBridge and SaBAM, there is no change in the level of services provided to the Portfolio, the sub-advisory fee rate payable by Direct Services, Inc., the Portfolio's investment adviser, to ClearBridge is identical to the sub-advisory fee rate payable to SaBAM and the portfolio managers previously employed by SaBAM will continue to provide the day-to-day management of the Portfolio as employees of ClearBridge.

In conjunction with the sub-adviser change, effective December 1, 2006, all references to "Salomon Brothers Asset Management Inc," or "SaBAM" in the Prospectuses are hereby deleted and replaced with "ClearBridge Advisors, LLC" and "ClearBridge," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                               ING INVESTORS TRUST
             ING Legg Mason Partners All Cap Portfolio ("Portfolio")

                        Supplement dated December 1, 2006
          to the Adviser Class Statement of Additional Information and
                     the Institutional Class, Service Class
             and Service 2 Class Statement of Additional Information
                   (each a "SAI" and collectively the "SAIs")
                            each dated April 28, 2006

On November 9, 2006 the Board of Trustees of ING Investors Trust approved the transfer of sub-advisory responsibilities ("Transfer"), effective December 1, 2006, from Salomon Brothers Asset Management Inc ("SaBAM") a wholly-owned subsidiary of Legg Mason, Inc., to ClearBridge Advisors, LLC ("ClearBridge"), also a wholly-owned subsidiary of Legg Mason, Inc.

Effective December 1, 2006 ClearBridge began managing the Portfolio pursuant to an assumption agreement. As a result of the Transfer under the assumption agreement between ClearBridge and SaBAM, there is no change in the level of services provided to the Portfolio, the sub-advisory fee rate payable by Direct Services, Inc., the Portfolio's investment adviser, to ClearBridge is identical to the sub-advisory fee rate payable to SaBAM and the portfolio managers previously employed by SaBAM will continue to provide the day-to-day management of the Portfolio as employees of ClearBridge.

In conjunction with the sub-adviser change, effective December 1, 2006, all references to "Salomon Brothers Asset Management Inc," or "SaBAM" in the SAIs are hereby deleted and replaced with "ClearBridge Advisors, LLC" and "ClearBridge," respectively.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE